Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events [Text Block]

16. Subsequent Events

Nasdaq Stockholder’s Equity Deficiency Notice

On April 8, 2025, the Company received written notice (the “Notice”) from Nasdaq notifying the Company that, based on the Company’s negative stockholders’ equity balance of $1.5 million as of December 31, 2024, it is no longer in compliance with the minimum stockholders’ equity requirement of $2.5 million for continued listing on the Nasdaq Capital Market under Nasdaq Listing Rule 5550(b)(1). The Company has until May 23, 2025 to provide Nasdaq with a plan to regain compliance with the foregoing listing requirement. If the Company’s plan to regain compliance is accepted, Nasdaq may grant an extension of up to 180 calendar days from the date of the Notice (October 5, 2025) for the Company to evidence compliance.

The Notice has no immediate effect on the listing or trading of the Company’s common stock and the common stock will continue to trade on the Nasdaq Capital Market under the symbol “RVYL.” The Company intends to submit a plan to Nasdaq to regain compliance with the Nasdaq Listing Rules. In determining whether to accept the plan, Nasdaq will consider such things as the likelihood that the plan will result in compliance with Nasdaq’s continued listing criteria, the Company’s past compliance history, the reasons for the Company’s current non-compliance, other corporate events that may occur within Nasdaq’s review period, the Company’s overall financial condition, and its public disclosures. If Nasdaq does not accept the Company’s plan, the Company may request a hearing at which it would present its plan to a Nasdaq Hearings Panel.

January 2025 SPA

On April 23, 2025, the Company, Transact Europe, and the Purchaser executed and entered into a modification agreement (the “Modification Agreement”) which provides that, notwithstanding the terms of the Termination Agreement or the January 2025 SPA, the Purchaser would not take any actions to close on the purchase of the Ryvyl EU Shares before May 6, 2025, so that the Company and the Purchaser could attempt to enter into an alternative transaction in lieu of the securities purchase transaction under the January 2025 SPA. The Company had the right, at any time, on or before May 6, 2025, to extend this period, so that the Purchaser would not exercise such right to purchase the Ryvyl EU Shares, until May 27, 2025, in consideration for the Company’s payment to the Purchaser of $0.75 million. All other terms of the January 2025 SPA and the Termination Agreement remained unchanged and in full force and effect.

On May 7, 2025, the Purchaser provided a letter of notice to the Company and Transact Europe, stating that due to the Company not exercising its right to terminate the SPA by payment to the Purchaser of $16.5 million within the time so prescribed by the Termination Agreement, and as the Company had not exercised its right to extend the period during which time the Purchaser agreed not to exercise its rights to close on the transaction per the Modification Agreement (the “Standstill Period”), the Company no longer had the right to terminate the SPA pursuant to the Termination Agreement, and the Standstill Period had expired. The Purchaser also notified the Company that notwithstanding the foregoing, they did not intend to take the final steps to close on the purchase of the Ryvyl EU Shares for a period of ten calendar days from and including the date of the letter, or until May 16, 2025. The parties continued to be in conversation during this period. All other terms of the SPA and the Termination Agreement remained unchanged and in full force and effect. On May 14, 2025, the Company issued a press release stating that the parties had ceased discussions to restructure the terms of the pre-funded asset sale of its Ryvyl EU subsidiary. The Company expects the buyer will now take the final steps to close the pre-funded asset sale. The closing of the pre-funded sale is expected to occur during the second quarter of 2025.

As further described in our 2024 Annual Report, Ryvyl EU provides comprehensive EMI services, including global IBAN issuance, foreign exchange solutions, and payment processing capabilities to individuals and businesses across Europe. Ryvyl EU represents a majority of the Company’s current business and substantially all of the business reported under the Company’s International reporting segment (see Note 15, Segment Reporting, for more information). Based on management’s assessment of the facts and circumstances surrounding the January 2025 SPA and Termination Agreement, it determined that the pre-funded sale of Ryvyl EU met the held-for-sale criteria, in accordance with ASC 360, Property, Plant, and Equipment, as of the second quarter of 2025. Based on total consideration received of $16.5 million ($15.0 million purchase price and $1.5 million termination payment that was treated as interest expense (see Note 7, Note Payable)) and the carrying value of Ryvyl EU’s net assets as of March 31, 2025, the Company expects to incur a loss on sale of at least $6.0 million upon closing.

Non-Payment of Second Installment for Note Repayment Agreement

As disclosed in Note 8, Long-Term Debt, Net, the Second Installment of the Note in the amount of $4.0 million was due and payable on or before April 30, 2025, which payment was not made on the Second Installment Date and has not been made as of the date of this Report. The Repurchase Agreement provides that, if the Second Installment was not paid by the Second Installment Date, previously waived interest will begin to accrue retroactive to the First Installment Date on the remaining balance of the Note and all other terms of the Note will also be restored as they were prior to the date the First Installment was paid. Since the terms of the Note prior to the Repurchase Agreement have been reinstated, which includes a Note maturity date of April 5, 2026, the Note has been classified as a long-term liability in the condensed consolidated balance sheet as of March 31, 2025.

16. Subsequent Events

Preferred Stock Repurchase and Note Repayment Agreement

On January 23, 2025, the Company entered into a Preferred Stock Repurchase and Note Repayment Agreement (the “Repurchase Agreement”) with a securityholder of the Company (the “Securityholder”), which provides for repayment of the outstanding balance of an 8% Senior Convertible Note issued to the Securityholder on November 8, 2021 (the “Note”), which Note was originally due on November 5, 2023, and which maturity date was extended through April 5, 2026, pursuant to subsequent extensions provided by the Securityholder. Additionally, pursuant to two Exchange Agreements between the Company and the Securityholder entered into on July 25, 2023 and November 27, 2023, respectively, a portion of the outstanding balance of the Note was exchanged for 55,000 shares of the Company’s Series B Convertible Preferred Stock, par value $0.01 per share (the “Series B Preferred Shares”).

Pursuant to terms of the Repurchase Agreement, in consideration for an aggregate payment of $17,000,000 by the Company to the Securityholder (the “Repurchase Price”), (i) the entire outstanding principal balance of the Note, including all accrued and unpaid interest, shall be deemed to have been paid and (ii) all outstanding Series B Preferred Shares held by the Securityholder will be repurchased by the Company.

The Repurchase Agreement provides for the payment of the Repurchase Price in two installments, the first in the amount of $13 million (the “First Installment”), which was paid on January 27, 2025. The second installment, in the amount of $4 million (the “Second Installment”), is due and payable on or before April 30, 2025 (the “Second Installment Date”), and the maturity date of the Note is advanced to such date. Upon the payment of the First Installment, all Series B Preferred Shares held by the Securityholder were repurchased.

The Repurchase Agreement further provides that, during the period from the payment of the First Installment until the Second Installment Date, no interest will accrue on the remaining balance of the Note and certain restrictive covenants under the Note will be temporarily waived. If the Company fails to make the Second Installment on or before the Second Installment Date, then interest will continue to accrue again on the outstanding balance of the Note and all other terms of the Note will also be restored as they were prior to the date the First Installment was paid.

Stock Purchase Agreement and Financing

On January 23, 2025, in connection with the Company’s securing financing (the “Financing”), the Company entered into a stock purchase agreement (the “SPA”) with a purchaser (the “Purchaser”), which provides for the sale to the Purchaser of all of the issued and outstanding shares of capital stock (the “Ryvyl EU Shares”) of the Company’s indirect subsidiary domiciled in Bulgaria, Ryvyl (EU) EAD (“Ryvyl EU”), by Transact Europe Holdings EOOD, the Company’s wholly owned subsidiary, also domiciled in Bulgaria (“Transact Europe”) for an aggregate purchase price of $15,000,000 (the “Financing Purchase Price”). Under the terms of the SPA, the Company was required to use $13 million of the net proceeds raised in the Financing to pay the First Installment of the Repurchase Price.

On January 23, 2025, the Company, Transact Europe and the Purchaser also entered into a Termination Agreement (the “Termination Agreement”). Among other things, the Termination Agreement provides the Company with the right to terminate the SPA and all of the transactions contemplated therein, by paying the Purchaser $16.5 million on or before 90 days after the date of execution of the SPA (April 23, 2025), provided that such date may be extended an additional 30 days (May 23, 2025) in consideration for the Company’s payment of $500,000 to the Purchaser. If the SPA is terminated as a result of such payment by the Company, the Ryvyl EU Shares will not be sold to the Purchaser and will be returned to Transact Europe and the SPA will be void and of no further effect, except for some provisions that survive termination. In the event that the SPA is not so terminated, then the Purchaser will close on its purchase of the Ryvyl EU Shares; provided, however, if the Purchaser is unable to close for any reason other than the Company’s breach, including the inability to obtain any regulatory clearances required for such transfer, then the Company is liable for damages in the amount of $16.5 million. In the event that the Purchaser is unable to close on the transfer of the Ryvyl EU Shares, as a result of the Company’s breach, then the Company is liable for damages in an amount equal to the appraised value of the Ryvyl EU Shares.